Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions
Summary of interest expense by Related Party

The following table provides the recorded interest expense by Related Party (in thousands):

	Three months ended March 31,
	2020	2019
Aristeia	$1,871	$1,307
Highbridge	2,901	2,047
Mudrick	7,372	5,228
Whitebox	4,873	3,403
Wolverine	907	633
Total related party interest expense	$17,924	$12,618

The following table provides the recorded interest expense by Related Party (in thousands):

	Year Ended December 31,
	2019	2018
Aristeia	$5,993	$4,394
Highbridge	9,325	6,934
Mudrick	23,743	17,766
Whitebox	15,607	11,444
Wolverine	2,906	2,130
Total related party interest expense	$57,574	$42,668

Summary of debt balances by Related Party

The following table provides debt balances by Related Party (in thousands):

	March 31,	December 31,
	2020	2019
Aristeia	$55,340	$50,905
Highbridge	87,516	80,930
Mudrick	224,474	208,078
Whitebox	144,111	132,559
Wolverine	26,833	24,683
Total related party debt	$538,274	$497,155

The following table provides debt balances by Related Party (in thousands):

	December 31,
	2019	2018
Aristeia	$50,905	$35,939
Highbridge	80,930	58,709
Mudrick	208,078	152,757
Whitebox	132,559	93,583
Wolverine	24,683	23,998
Total related party debt	$497,155	$364,986